CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Oct. 13, 2010
Current assets
Cash	$ 28,520	$ 113,937	$ 215,838	$ 127,000
Prepaid expenses	3,545
Total current assets	32,065	113,937		127,000
Intangible assets	64,551	51,054		14,000
Total assets	96,616	164,991		141,000
Current liabilities
Accounts payable	57,209	120,378
Accounts payable - related party	82,968	290,242		50,666
Advances from investors				99,000
Convertible note payable	50,000	100,000
Accrued interest on convertible note payable	4,518	5,240
Accrued payroll liabilities	30,277	30,277
Promissory note payable	12,000
Accrued interest on promissory note payable	1,709
Total current liabilities	238,681	546,137		149,666
Long-term liabilities
Promissory note payable		12,000		12,000
Convertible note payable, net of unamortized discount	117,217
Accrued interest on convertible notes payable	26	1,187		189
Total liabilities	355,924	559,324		161,855
Commitments and contingencies
Stockholders' deficit
Preferred stock; $0.25 par value, 1,000,000 shares authorized; none issued and outstanding
Common stock; $0.00001 par value; 2,000,000,000, shares authorized	854	850		603
Additional paid-in capital	551,381	227,273		29,397
Deficit accumulated during the development stage	(811,543)	(622,456)		(50,855)
Total stockholders' deficit	(259,308)	(394,333)		(20,855)
Total liabilities and stockholders' deficit	$ 96,616	$ 164,991		$ 141,000